Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (6,280,066)	$ (2,482,605)	$ (17,036,837)	$ (11,843,513)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	159,461	159,461	687,845	478,191
Bad debt expense	16,963	11,250	12,000	23,500
Impairment expense				3,113,020
Gain on forgiveness of debt	(24,925)	0	(376,177)
Equity based compensation expense	502,407	870,722	3,212,772	4,643,127
Recognized loss (gain) on marketable securities	(223)	18,786	22,416	160,449
Gain on sale of asset				(27,000)
Marketable securities distributed as compensation			3,917
Expenses paid through financings			32,500	15,000
Loan principal paid directly through grant	(2,992)	0	(8,853)
Amortization of debt discount and debt costs	1,309,212	31,976	1,840,745	39,372
Initial derivative expense	3,585,983	0	3,340,554
Change in derivative value due to anti-dilution adjustments			2,642,175
Change in fair value of derivative liability	(628,621)	565,088	2,658,261	(1,138,604)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(854,522)	9,749	(94,767)	(58,804)
Increase in accounts receivable - related party	(3,259)	(5,942)	(36,784)	(4,340)
(Increase) decrease in prepaid expenses and other current assets	28,923	(19,954)	(68,542)	(73,620)
Increase in accounts payable and accrued liabilities	643,270	387,823	626,895	2,752,033
Increase (decrease) in accounts payable and accrued liabilities - related parties	136,448	324,073	(63,863)	507,425
Increase in other liabilities	0	51,780	173,525
Increase (decrease) in deferred revenue	87,845	(15,434)	(93,937)	22,906
Net cash used in operating activities	(1,324,096)	(93,227)	(2,526,155)	(1,390,858)
Cash Flows from Investing Activities
Proceeds from sale of marketable securities	0	14,955	17,009	68,702
Cash paid for customer contracts			(50,000)
Proceeds from sale of asset				27,000
Cash paid for equipment				(3,463)
Cash paid for software development				(11,500)
Cash paid for acquisitions, net of cash assumed	(249,983)	0
Net cash provided (used) by investing activities	(249,983)	14,955	(32,991)	80,739
Cash Flows from Financing Activities
Proceeds from loans	250,000		398,545	45,005
Proceeds from convertible notes	2,153,200	0	2,476,000
Payments of notes	(5,767)	(4,984)	(17,907)	(105,034)
Advances on receivables	0	180,778	180,778
Repayments of advances on receivables			(180,778)
Proceeds from sale of future revenues				424,510
Repayments of sale of future revenues	(10,904)	(127,241)	(528,838)	(27,259)
Deposit on purchase of preferred stock	0	25,000		500,000
Repayment of deposit on purchase of preferred stock				(215,000)
Proceeds from sale of preferred stock			25,000	979,997
Net cash provided by financing activities	2,136,529	73,553	2,352,800	1,602,219
Net increase (decrease) in cash	562,450	(4,719)	(206,346)	292,100
Cash, beginning of year	99,906	306,252	306,252	14,152
Cash, end of year	662,356	301,533	99,906	306,252
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	63,746	38,721	235,813	49,552
Cash paid during the year for income taxes	0	0
Supplemental schedule of non-cash investing and financing activities:
Original issue discount deducted from convertible note proceeds	342,554	0	328,125
Debt costs deducted from convertible note proceeds	334,800	0	366,500
Contingent consideration for acquisitions	1,974,377	0
Preferred stock issued for accrued penalties	0	1,929,516	1,929,516
Notes and accrued interest converted to common stock	285,939	0	96,000
Common stock issued/to be issued for asset acquisition	3,520,171	0
Notes payable and accrued interest exchanged for debentures	252,430	0
Preferred stock issued for asset acquisition				8,600,000
Non-cash adjustments to Redeemable Preferred Stock of subsidiary				2,059,764
Notes payable and accrued interest exchanged for preferred stock				116,380
Noncontrolling interest reclassified to paid-in capital				1,591,221
Accounts payable paid through proceeds of preferred stock				100,000
Accrued compensation paid with common stock	16,425	0		56,250
Value of warrant issued with note				42,000
Warrant derivative liability extinguished	373,070	0
Liabilities assumed in acquisition	108,500	0
Accounts payable paid through proceeds of note				4,995
Warrant derivative liability at inception	5,960,058	0	5,625,519	1,750,646
Accrued compensation forgiven and credited to contributed capital				187,500
Discount attributable to liability on sale future revenues				142,491
Discount attributable to note payable				10,000
Marketable securities received as payment for Series D preferred stock	$ 0	$ 0		240,000
Notes and accrued interest forgiven				$ 706,501